Fair Value Measurement - Additional Information (Detail) - Cerberus Telecom Acquisition Corp [Member] - USD ($)		4 Months Ended	6 Months Ended
	Nov. 10, 2020	Dec. 31, 2020	Jun. 30, 2021	Jun. 30, 2020
Class of Warrant or Right [Line Items]
Proceeds from the issuance of warrants	$ 183,380
Exercise price per share, warrants		$ 1.35		$ 1.65
Fair value assets liabilities levels transfers amount			$ 0
Public Warrants [Member]
Class of Warrant or Right [Line Items]
Warrants outstanding		8,638,966	8,638,966
Proceeds from the issuance of warrants		$ 400,000	$ 14,300,000
Private Placement [Member]
Class of Warrant or Right [Line Items]
Warrants outstanding		272,778
Proceeds from the issuance of warrants		$ 11,600,000	$ 500,000